INVESTMENTS, DEBT AND DERIVATIVES - Impact of hedge accounting on equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	$ 1,505	[1]	$ 1,013		$ 2,220
Other	(4)	[1]	0		(1)
Equity at end of period	767	[1]	1,505	[1]	1,013
Foreign currency translation reserve
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	(8,933)	[1]	(8,775)		(8,312)
Foreign currency revaluation of the foreign operations and other	125		(140)
Effective portion of foreign currency revaluation of the hedging instruments	0		(18)
Change in fair value of foreign currency basis spreads	0		0
Amortization of time-period related foreign currency basis spreads	0		0
Other	0				(26)
Equity at end of period	(8,808)	[1]	(8,933)	[1]	(8,775)
Cost of hedging reserve
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	0		1
Foreign currency revaluation of the foreign operations and other	0		0
Effective portion of foreign currency revaluation of the hedging instruments	0		0
Change in fair value of foreign currency basis spreads	0		2
Amortization of time-period related foreign currency basis spreads	0		(3)
Other	0
Equity at end of period	$ 0		$ 0		$ 1

[1]	**Refer to Note 24 for further details with respect to the restatement.